Commitments and Contingencies - Summary of Future Minimum Lease Payments (Details)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 36,800
2018	37,333
2019	38,400
2020	25,600
Total minimum lease payments	$ 138,133